Revenues and Contract Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 27, 2022
Disaggregation of Revenue [Line Items]
Consideration received	$ 450	$ 100
Contract liabilities		$ 100
Sale of Pediatric Scds	100
License and Distribution Agreement [Member]
Disaggregation of Revenue [Line Items]
Proceeds from milestone payment			$ 500
Nuwellis, Inc [Member] | License and Distribution Agreement [Member]
Disaggregation of Revenue [Line Items]
Proceeds from upfront payment	100
Nuwellis, Inc [Member] | Settlement Agreement [Member]
Disaggregation of Revenue [Line Items]
Consideration received	550
Contract liabilities	550
Pay back for outstanding contract liabilities	350
Pay back outstanding amount	900
Amount charged to general and administrative expense	350
Precluded revenue from product shipments	100
Regulatory Milestone [Member] | Nuwellis, Inc [Member] | License and Distribution Agreement [Member]
Disaggregation of Revenue [Line Items]
Proceeds from milestone payment	450
Sales Based Milestone [Member] | Nuwellis, Inc [Member] | License and Distribution Agreement [Member]
Disaggregation of Revenue [Line Items]
Proceeds from milestone payment	$ 300